Tax - Balance sheet related (Details 2) SFr in Millions	12 Months Ended
	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)
Tax effect of temporary differences
Compensation and benefits				SFr 957	SFr 1,103
Loans				192	330
Investment securities				1,986	1,039
Provisions				582	441
Derivatives				62	97
Real estate				285	337
Net operating loss carry-forwards				6,227	6,829
Net operating loss carry-forwards, after allocation of valuation allowances				1,647	2,213
Goodwill and intangible assets				518	696
Other				198	135
Gross deferred tax assets before valuation allowance				11,007	11,007
Less valuation allowance	SFr (4,021)	SFr (4,279)	SFr (3,905)	(4,021)	(4,279)	SFr (4,188)
Gross deferred tax assets net of valuation allowance				6,986	6,728
Compensation and benefits				(426)	(512)
Loans				(87)	(36)
Investment securities				(1,170)	(197)
Provisions				(369)	(520)
Business combinations				(1)	(1)
Derivatives				(214)	(154)
Real estate				(60)	(54)
Other				(154)	(126)
Gross deferred tax liabilities				(2,481)	(1,600)
Net deferred tax assets				4,505	5,128	5,699
Net deferred tax assets change	(623)
Income tax effects allocated directly to equity share-based compensation pension plan remeasurement	98
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	23
Net deferred tax assets increase/(decrease) related to temporary differences and taxable income				694
Net deferred tax increase (decrease) from adoption of new accounting standards	0
Net operating loss carry-forwards
Due to expire within 1 year				108
Due to expire within 2 to 5 years				6,658
Due to expire within 6 to 10 years				1,404
Due to expire within 11 to 20 years				6,798
Amount due to expire				14,968
Amount not due to expire				18,631
Total net operating loss carry-forwards				33,599
Movements in the valuation allowance
Balance at beginning of period	4,279	4,188	3,905
Net changes	(258)	91	283
Balance at end of period	4,021	4,279	4,188
Tax benefits associated with share-based compensation
Tax benefits recorded in the consolidated statements of operations	242	314	391
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital			(110)
Movements in gross unrecognized tax benefits
Balance at beginning of period	481	410	369
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	10	131	52
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(2)	(104)	(43)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	112	117	17
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(73)	(2)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(4)	(3)	(7)
Other (including foreign currency translation)	(23)	3	24
Balance at end of period	574	481	410
of which, if recognized, would affect the effective tax rate				574	481	410
Interest and penalties
Interest and penalties recognized in the consolidated statements of operations	SFr (28)	29	2
Interest and penalties recognized in the consolidated balance sheets				87	115	86
US
Tax effect of temporary differences
Write-down of net deferred tax assets as a result of changes to corporation tax rates				0
Movements in the valuation allowance
Net operating loss carryforward period as per US tax law (in years)	20
Switzerland
Tax effect of temporary differences
Tax benefit from the remeasurement and release of valuation allowances on deferred tax assets	SFr (50)
Movements in the valuation allowance
Net operating loss carryforward period as per Swiss tax law (in years)	7
US and Switzerland
Tax effect of temporary differences
Less valuation allowance	SFr (584)	(541)		(584)	(541)
Net deferred tax assets				4,175	4,809
Movements in the valuation allowance
Balance at beginning of period	541
Balance at end of period	584	541
Bank
Tax effect of temporary differences
Compensation and benefits				944	1,095
Loans				192	330
Investment securities				1,986	1,039
Provisions				582	441
Derivatives				65	96
Real estate				278	333
Net operating loss carry-forwards				6,142	6,762
Net operating loss carry-forwards, after allocation of valuation allowances				1,632	2,200
Goodwill and intangible assets				497	664
Other				197	127
Gross deferred tax assets before valuation allowance				10,883	10,887
Less valuation allowance	(3,957)	(4,224)	(3,898)	(3,957)	(4,224)	(4,168)
Gross deferred tax assets net of valuation allowance				6,926	6,663
Compensation and benefits				(257)	(278)
Loans				(87)	(36)
Investment securities				(1,170)	(197)
Provisions				(368)	(519)
Business combinations				(1)	(1)
Derivatives				(214)	(154)
Real estate				(56)	(54)
Other				(154)	(119)
Gross deferred tax liabilities				(2,307)	(1,358)
Net deferred tax assets				4,619	5,305
Net deferred tax assets change	(686)
Income tax effects allocated directly to equity share-based compensation pension plan remeasurement	32
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	23
Net deferred tax assets increase/(decrease) related to temporary differences and taxable income				691
Net operating loss carry-forwards
Due to expire within 1 year				106
Due to expire within 2 to 5 years				6,545
Due to expire within 6 to 10 years				828
Due to expire within 11 to 20 years				6,798
Amount due to expire				14,277
Amount not due to expire				18,618
Total net operating loss carry-forwards				32,895
Movements in the valuation allowance
Balance at beginning of period	4,224	4,168	3,898
Net changes	(267)	56	270
Balance at end of period	3,957	4,224	4,168
Tax benefits associated with share-based compensation
Tax benefits recorded in the consolidated statements of operations	236	310	390
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital			(110)
Movements in gross unrecognized tax benefits
Balance at beginning of period	481	401	360
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	10	131	52
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(2)	(95)	(43)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	112	117	17
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(73)	(2)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(4)	(3)	(7)
Other (including foreign currency translation)	(23)	3	24
Balance at end of period	574	481	401
of which, if recognized, would affect the effective tax rate				574	481	401
Interest and penalties
Interest and penalties recognized in the consolidated statements of operations	(28)	SFr 30	SFr 2
Interest and penalties recognized in the consolidated balance sheets				SFr 87	SFr 115	SFr 85
Bank | Switzerland
Tax effect of temporary differences
Tax benefit from the remeasurement and release of valuation allowances on deferred tax assets	SFr (50)